HELD-FOR-SALE - Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Goodwill and other intangible assets, net	$ 5,482	$ 4,728
Total assets held-for-sale	562	0
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Total liabilities held-for-sale	108	$ 0
Corporate Solutions Life Reinsurance Company (CS Life) | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Cash and cash equivalents	159
Broker-dealer related receivables	74
Trading securities, at fair value	25
Goodwill and other intangible assets, net	175
Other assets	129
Total assets held-for-sale	562
Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Broker-dealer related payables	33
Customers related payables	10
Other liabilities	65
Total liabilities held-for-sale	108
Other real estate, valuation adjustments	$ (7)